Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2018
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Jun. 28, 2018
Document Effective Date	Jul. 01, 2018
Prospectus Date	Jul. 01, 2018
Snow Capital Small Cap Value Fund | Snow Capital Small Cap Value Fund - Class A Shares
Prospectus:
Trading Symbol	SNWAX
Snow Capital Small Cap Value Fund | Snow Capital Small Cap Value Fund - Class C Shares
Prospectus:
Trading Symbol	SNWCX
Snow Capital Small Cap Value Fund | Snow Capital Small Cap Value Fund - Institutional Class Shares
Prospectus:
Trading Symbol	SNWIX
Snow Capital Long/Short Opportunity Fund | Snow Capital Long/Short Opportunity Fund - Class A Shares
Prospectus:
Trading Symbol	SNOAX
Snow Capital Long/Short Opportunity Fund | Snow Capital Long/Short Opportunity Fund - Class C Shares
Prospectus:
Trading Symbol	SNOCX
Snow Capital Long/Short Opportunity Fund | Snow Capital Long/Short Opportunity Fund - Institutional Class Shares
Prospectus:
Trading Symbol	SNOIX
Snow Capital Focused Value Fund | Snow Capital Focused Value Fund - Class A Shares
Prospectus:
Trading Symbol	SFOAX
Snow Capital Focused Value Fund | Snow Capital Focused Value Fund - Institutional Class Shares
Prospectus:
Trading Symbol	SFOIX
Snow Capital Equity Income Fund | Snow Capital Equity Income Fund - Class A Shares
Prospectus:
Trading Symbol	SDPAX
Snow Capital Equity Income Fund | Snow Capital Equity Income Fund - Institutional Class Shares
Prospectus:
Trading Symbol	SDPIX